Fair Value Measurements And Disclosure (Effect Of Derivatives On The Consolidated Statements Of Income) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value Hedging Relationships [Member] | Interest Rate Swaps [Member] | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on interest rate swaps	$ (179)	$ 10	$ 125
Gain (Loss) on long-term debt	179	(10)	(125)
Cash Flow Hedging [Member] | Cross-Currency Swaps [Member] | Other Income Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) recognized in accumulated Other Comprehensive Income	432	(219)	(201)
Cash Flow Hedging [Member] | Interest Rate Locks [Member] | Other Income Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) recognized in accumulated Other Comprehensive Income	0	(167)	(320)
Income (expense) reclassified from accumulated Other Comprehensive Income into income	(43)	(23)	(19)
Cash Flow Hedging [Member] | Foreign Exchange Contracts [Member] | Other Income Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) recognized in accumulated Other Comprehensive Income	$ 5	$ (10)	$ 5